LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail) $ in Thousands, $ in Thousands		12 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 HKD ($)	Nov. 30, 2016 HKD ($)	Jan. 28, 2013 USD ($)	Jan. 28, 2013 HKD ($)
Long-Term Debt [Line Items]
Total outstanding borrowings		$ 7,499,771	$ 8,449,459
Amount available for future drawdown		920,710
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity							$ 1,395,357	$ 10,855,880
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 30,077					$ 234,000
Net assets restricted from distribution		$ 675,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Extended Maturity [Member]
Long-Term Debt [Line Items]
Maturity date		Jan. 15, 2028
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-Term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 129					1,000
Total outstanding borrowings		$ 128			$ 1,000
Term loan facility, cash collateral	130					1,012
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 29,948					$ 233,000
Total outstanding borrowings					0
Amount available for future drawdown		29,827			$ 233,000
Loan commitment fees recognized		$ 417	$ 417	$ 419